Share Capital (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 26, 2025	Aug. 21, 2025	Jun. 30, 2026	Dec. 31, 2025	Sep. 25, 2025
Share Capital [Line Items]
Par value (in Dollars per share)	$ 2.19
Number of shares issued					0.75
Public float percentage		10.00%
Purchased of common shares		31,673,791
Cancelled shares				1,235,900
Average price of per share (in Dollars per share)				$ 2.24
Aggregate gross proceeds (in Dollars)	$ 100,000,001
Number of ordinary shares	1
Exercise price (in Dollars per share)	$ 2.63
Purchase of warrant for a period	36 months
Incurred transaction costs (in Dollars)	$ 8,819,331
Warrant liability (in Dollars)	4,123,753		$ 4,688,356	$ 13,599,316
Instruments within equity (in Dollars)	$ 4,695,578
Percentage of issued and outstanding shares			10.00%
Converted shares			1
Ordinary Shares [Member]
Share Capital [Line Items]
Private placement offering	45,662,101
Ordinary Shares [Member]
Share Capital [Line Items]
Par value (in Dollars per share)
Preferred Shares [Member]
Share Capital [Line Items]
Number of shares issued			20,000,000
Percentage of cumulative dividends			9.00%